EQUITY BASED COMPENSATION - Restricted stock (Details4) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Vested Units
Beginning balance (in units)	620,721	905,698	852,736
Vested (in shares)	0	229,747	257,973
Cancelled (in units)		514,724	205,011
Ending balance (in units)		620,721	905,698
Weighted Average Exercise Price
Beginning balance (in dollars per unit)	$ 16.50	$ 16.30	$ 17.19
Vested (in dollars per unit)		15.96	14.69
Cancelled (in dollars per unit)		15.91	17.99
Ending balance (in dollars per unit)		$ 16.50	$ 16.30
Compensation expense		$ 0.3	$ 0.7
Weighted average remaining contractual term		2 years 6 months	3 years 6 months
Number of equity options, exceed the price of underlying equity instrument		197,294
Weighted average exercise price of equity options, exceed the price of underlying equity instrument		$ 20.81